Share-Based Compensation (Details) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended		12 Months Ended	9 Months Ended		1 Months Ended		9 Months Ended	3 Months Ended	9 Months Ended		3 Months Ended	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Sep. 30, 2012 Equity Plan [Member]	Dec. 31, 2011 Equity Plan [Member]	Jun. 30, 2012 Equity Plan [Member] Key Personnel of Affiliate [Member] Manager [Member]	Jun. 30, 2012 Equity Plan [Member] ARC Properties Advisors, LLC [Member] Manager [Member]	Sep. 30, 2012 Equity Plan [Member] ARC Properties Advisors, LLC [Member] Manager [Member]	Sep. 30, 2012 Restricted Stock [Member] Equity Plan [Member]	Sep. 30, 2012 Restricted Stock [Member] Equity Plan [Member]	Dec. 31, 2011 Restricted Stock [Member] Equity Plan [Member]	Sep. 30, 2012 Restricted Stock [Member] Equity Plan [Member] Manager [Member]	Sep. 30, 2012 Restricted Stock [Member] Director Stock Plan [Member]	Dec. 31, 2011 Restricted Stock [Member] Director Stock Plan [Member]	Sep. 30, 2011 Restricted Stock [Member] Director Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number											167,400			9,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price				$ 12.5	$ 12.5								$ 11.47	$ 12.5
Shares issued in lieu of cash for services, in shares						93,683	93,683	167,400
Common stock held by related party, percent								3.00%
Restricted share vesting period								3 years					5 years
Share based compensation	$ 792	$ 2	$ 182						$ 400	$ 700
Maximum authorized amount as a percentage of shares authorized												10.00%
Shares granted automatically upon election to board of directors, in shares													3,000
Periodic vesting percentage													20.00%
Number of shares authorized, in shares													99,000
Aggregate shares issued, in shares									201,527	201,527			16,200		9,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period										93,683			9,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price				$ 10.65									$ 10.65
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period										(59,556)			(1,800)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Weighted Average Grant Date Fair Value				$ 12.41									$ 12.5